UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 02/29/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Corporate High Yield                                         BLACKROCK
Fund V, Inc. (HYV)

SEMI-ANNUAL REPORT
FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
The Benefits and Risks of Leveraging .....................................     5
Swap Agreements ..........................................................     5
Financial Statements:
  Schedule of Investments ................................................     6
  Statement of Assets and Liabilities ....................................    13
  Statement of Operations ................................................    13
  Statements of Changes in Net Assets ....................................    14
  Statement of Cash Flows ................................................    15
Financial Highlights .....................................................    16
Notes to Financial Statements ............................................    17
Officers and Directors ...................................................    21
Additional Information ...................................................    22


2       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25%.

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well. In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose.

After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008                                                    6-month      12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                            - 8.79%       - 3.60%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -12.91        -12.44
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        - 4.71        + 0.84
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                 + 5.67        + 7.30
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           - 0.60        - 1.17
--------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      - 1.39        - 3.08
--------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 29, 2008 (Unaudited)

Investment Objective

BlackRock Corporate High Yield Fund V, Inc. (HYV) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's) or are unrated securities of comparable quality.

Performance

For the six-month period ended February 29, 2008, the Fund returned -3.20% based on market price, with dividends reinvested. The Fund's return based on net asset value ("NAV") was -5.65%, with dividends reinvested. For the same period, the Lipper High Current Yield Funds (Leveraged) category posted an average return of -10.44% on a NAV basis. Fund performance was hindered by illiquidity in the high yield market. Falling prices of underlying bonds attributable to a sharp widening of high yield spreads caused the Fund to significantly reduce its maximum leverage positioning, while exposure to floating rate bank loans also hampered performance.

Fund Information

Symbol on New York Stock Exchange .................................          HYV
Initial Offering Date .............................................   November 30, 2001
Yield on Closing Market Price as of February 29, 2008 ($11.25)* ...        10.67%
Current Monthly Distribution per share of Common Stock** ..........         $.10
Current Annualized Distribution per share of Common Stock** .......         $1.20
Leverage as of February 29, 2008*** ...............................          21%
---------------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    The distribution is not constant and is subject to change.
*** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                             2/29/08    8/31/07      Change      High       Low
--------------------------------------------------------------------------------
Market Price ............    $11.25     $12.24      (8.09%)     $12.85    $10.79
Net Asset Value .........    $12.39     $13.83     (10.41%)     $14.32    $12.30
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Asset Mix                                                   2/29/08      8/31/07
--------------------------------------------------------------------------------
Corporate Bonds .....................................         89%          94%
Floating Rate Loan Interests ........................          8            3
Common Stocks .......................................          2            2
Mutual Funds ........................................         --            1
Preferred Stocks ....................................          1           --
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                               2/29/08      8/31/07
--------------------------------------------------------------------------------
BBB/Baa .............................................          2%           2%
BB/Ba ...............................................         25           23
B/B .................................................         50           53
CCC/Caa .............................................         17           18
Not Rated ...........................................          3            1
Other** .............................................          3            3
--------------------------------------------------------------------------------
* Using the higher of Standard & Poor's or Moody's Investors Service ratings.
** Includes investments in common stocks, preferred stocks, mutual funds, warrants and other interests.


4       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

The Benefits and Risks of Leveraging

BlackRock Corporate High Yield Fund V, Inc. (the "Fund") utilizes leveraging through borrowings or issuance of short-term debt securities. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the yield by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders will benefit from the incremental yield.

Leverage creates risks for Common Stock shareholders, including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the Common Stock's yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    5

Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                           Par
Corporate Bonds                                           (000)       Value
===============================================================================
Aerospace & Defense -- 4.8%
Alliant Techsystems, Inc., 2.75%
  due 9/15/2011 (a)(d)                                 $ 2,872     $  3,590,000
DRS Technologies, Inc., 6.875%
  due 11/01/2013                                         2,100        2,058,000
Esterline Technologies Corp., 7.75%
  due 6/15/2013                                          1,500        1,518,750
Hawker Beechcraft Acquisitions Co. LLC, 8.875%
  due 4/01/2015 (c)                                        465          456,944
L-3 Communications Corp.:
    7.625% due 6/15/2012                                 2,025        2,075,625
    5.875% due 1/15/2015                                 2,300        2,236,750
    3% due 8/01/2035 (a)(e)                              2,120        2,623,500
    Series B, 6.375% due 10/15/2015                      2,125        2,109,062
TransDigm, Inc., 7.75% due 7/15/2014                       700          696,500
Vought Aircraft Industries, Inc., 8%
  due 7/15/2011                                          2,193        2,031,266
                                                                   ------------
                                                                     19,396,397
===============================================================================
Airlines -- 0.2%
Continental Airlines, Inc.:
    Series 1997-4-B, 6.90%
      due 7/02/2018                                        156          145,815
    Series 1998-1-C, 6.541%
      due 9/15/2009                                         59           58,628
    Series 2001-1-C, 7.033%
      due 12/15/2012                                       466          442,741
                                                                   ------------
                                                                        647,184
===============================================================================
Auto Components -- 1.5%
Allison Transmission (d):
    11% due 11/01/2015                                     430          367,650
    11.25% due 11/01/2015 (c)                            3,140        2,473,071
The Goodyear Tire & Rubber Co.:
    7.857% due 8/15/2011                                   420          425,250
    8.625% due 12/01/2011                                1,002        1,042,080
Lear Corp., 8.75% due 12/01/2016                         1,945        1,677,562
                                                                   ------------
                                                                      5,985,613
===============================================================================
Automobiles -- 0.5%
Ford Capital BV, 9.50% due 6/01/2010                     1,095        1,029,300
Ford Motor Co., 8.90% due 1/15/2032                      1,100          836,000
                                                                   ------------
                                                                      1,865,300
===============================================================================
Biotechnology -- 0.4%
Angiotech Pharmaceuticals, Inc., 6.826%
  due 12/01/2013 (b)                                     2,105        1,662,950
===============================================================================
Building Products -- 0.5%
Momentive Performance Materials, Inc.,
  11.50% due 12/01/2016                                  2,895        2,214,675
===============================================================================
Capital Markets -- 0.5%
E*Trade Financial Corp., 12.50%
  due 11/30/2017 (d)                                     2,240        2,133,600
===============================================================================
Chemicals -- 2.3%
American Pacific Corp., 9% due 2/01/2015                 1,300        1,261,000
Hexion U.S. Finance Corp.:
    7.565% due 11/15/2014 (b)                              950          850,250
    9.75% due 11/15/2014                                   800          828,000
Ineos Group Holdings Plc, 8.50%
  due 2/15/2016 (d)                                        695          521,250
Innophos, Inc., 8.875% due 8/15/2014                     1,185        1,155,375
Key Plastics LLC, 11.75% due 3/15/2013 (d)                 675          506,250
MacDermid, Inc., 9.50% due 4/15/2017 (d)                 2,500        2,200,000
NOVA Chemicals Corp., 7.863%
  due 11/15/2013 (b)                                       840          714,000
Nalco Finance Holdings, Inc., 10.086%
  due 2/01/2014 (f)                                      1,077          969,300
Terra Capital, Inc. Series B, 7% due 2/01/2017             415          407,738
                                                                   ------------
                                                                      9,413,163
===============================================================================
Commercial Services & Supplies -- 4.8%
ARAMARK Corp., 8.50% due 2/01/2015                         910          896,350
Ashtead Capital, Inc., 9% due 8/15/2016 (d)                685          565,125
Corrections Corp. of America, 7.50%
  due 5/01/2011                                          4,425        4,513,500
DI Finance Series B, 9.50% due 2/15/2013                   526          545,725
PNA Intermediate Holding Corp., 10.065%
  due 2/15/2013 (b)(c)(d)                                2,045        1,805,218
Sally Holdings LLC:
    9.25% due 11/15/2014                                   315          304,763
    10.50% due 11/15/2016                                1,105        1,005,550
US Investigations Services, Inc., 10.50%
  due 11/01/2015 (d)                                     1,000          830,000
Waste Services, Inc., 9.50% due 4/15/2014                4,425        4,192,688
West Corp.:
    9.50% due 10/15/2014                                 1,000          875,000
    11% due 10/15/2016                                   4,220        3,534,250
The Yankee Candle Company, Inc., 9.75%
  due 2/15/2017                                            485          392,850
                                                                   ------------
                                                                     19,461,019
===============================================================================
Communications Equipment -- 1.2%
Dycom Industries, Inc., 8.125%
  due 10/15/2015                                         2,625        2,467,500
Nortel Networks Ltd., 8.508%
  due 7/15/2011 (b)                                      2,965        2,564,725
                                                                   ------------
                                                                      5,032,225
===============================================================================
Computers & Peripherals -- 0.3%
Viasystems, Inc., 10.50% due 1/15/2011                   1,095        1,062,150
===============================================================================
Construction Materials -- 0.3%
Texas Industries, Inc., 7.25% due 7/15/2013              1,475        1,408,625
===============================================================================
Containers & Packaging -- 4.4%
Berry Plastics Holding Corp.:
    6.675% due 9/15/2014 (b)                             2,805        2,215,950
    8.875% due 9/15/2014                                 2,175        1,919,437
Graphic Packaging International Corp.:
    8.50% due 8/15/2011                                  1,550        1,495,750
    9.50% due 8/15/2013                                    945          890,662
Impress Holdings BV, 7.383%
  due 9/15/2013 (b)(d)                                     620          520,800
Owens-Brockway Glass Container, Inc., 8.25%
  due 5/15/2013                                          1,500        1,552,500
Packaging Dynamics Finance Corp., 10%
  due 5/01/2016 (d)                                      2,020        1,595,800
Pregis Corp., 12.375% due 10/15/2013                     1,765        1,765,000
Rock-Tenn Co., 8.20% due 8/15/2011                       2,950        3,009,000
Smurfit-Stone Container Enterprises, Inc., 8%
  due 3/15/2017                                          3,520        3,115,200
                                                                   ------------
                                                                     18,080,099
===============================================================================

See Notes to Financial Statements.


6       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                          Par
Corporate Bonds                                          (000)         Value
===============================================================================
Diversified Consumer Services -- 1.1%
Service Corp. International, 7% due 6/15/2017          $ 4,425     $  4,391,813
===============================================================================
Diversified Financial Services -- 1.4%
Ford Motor Credit Co. LLC:
    7.127% due 1/13/2012 (b)                               625          491,834
    7.80% due 6/01/2012                                    300          258,676
GMAC LLC:
    7.25% due 3/02/2011                                    900          759,587
    6.75% due 12/01/2014                                 1,455        1,095,918
    8% due 11/01/2031                                    1,550        1,171,788
Leucadia National Corp., 8.125%
  due 9/15/2015                                          2,000        2,015,000
                                                                   ------------
                                                                      5,792,803
===============================================================================
Diversified Telecommunication Services -- 2.7%
Qwest Communications International, Inc.:
    7.50% due 2/15/2014                                  2,990        2,907,775
    7.50% due 2/15/2014                                    650          632,125
Qwest Corp.:
    6.05% due 6/15/2013 (b)                              2,150        2,069,375
    7.625% due 6/15/2015                                   850          843,625
Windstream Corp., 8.125% due 8/01/2013                   4,400        4,389,000
                                                                   ------------
                                                                     10,841,900
===============================================================================
Electric Utilities -- 1.5%
Edison Mission Energy, 7.50% due 6/15/2013               2,750        2,818,750
NSG Holdings LLC, 7.75%
  due 12/15/2025 (d)                                       620          600,625
Tenaska Alabama Partners LP, 7%
  due 6/30/2021 (d)                                      2,958        2,900,173
                                                                   ------------
                                                                      6,319,548
===============================================================================
Electrical Equipment -- 0.4%
Coleman Cable, Inc., 9.875% due 10/01/2012               1,525        1,342,000
UCAR Finance, Inc., 10.25% due 2/15/2012                   344          355,180
                                                                   ------------
                                                                      1,697,180
===============================================================================
Electronic Equipment & Instruments -- 0.9%
NXP BV, 7.008% due 10/15/2013 (b)                        1,995        1,610,962
Sanmina-SCI Corp.:
    6.75% due 3/01/2013                                    255          221,850
    8.125% due 3/01/2016                                 2,070        1,842,300
                                                                   ------------
                                                                      3,675,112
===============================================================================
Energy Equipment & Services -- 2.0%
Compagnie Generale de Geophysique-Veritas:
    7.50% due 5/15/2015                                    305          306,525
    7.75% due 5/15/2017                                    470          473,525
North American Energy Partners, Inc., 8.75%
  due 12/01/2011                                         1,060        1,044,100
Ocean RIG ASA, 8.681% due 4/04/2011 (b)                  3,000        2,940,000
SemGroup LP, 8.75% due 11/15/2015 (d)                    3,710        3,450,300
                                                                   ------------
                                                                      8,214,450
===============================================================================
Food & Staples Retailing -- 1.5%
AmeriQual Group LLC, 9.50% due 4/01/2012 (d)             1,225          820,750
National Beef Packing Co. LLC, 10.50%
  due 8/01/2011                                          3,000        2,640,000
Rite Aid Corp., 7.50% due 3/01/2017                      2,880        2,520,000
                                                                   ------------
                                                                      5,980,750
===============================================================================
Food Products -- 1.1%
Del Monte Corp., 8.625% due 12/15/2012                   4,373        4,438,595
===============================================================================
Gas Utilities -- 0.5%
El Paso Performance-Linked Trust, 7.75%
  due 7/15/2011 (d)                                      1,955        2,027,966
===============================================================================
Health Care Equipment & Supplies -- 1.7%
ReAble Therapeutics Finance LLC, 10.875%
  due 11/15/2014 (d)                                     7,500        7,087,500
===============================================================================
Health Care Providers & Services -- 4.7%
Accellent, Inc., 10.50% due 12/01/2013                   1,505        1,188,950
Community Health Systems, Inc. Series WI,
  8.875% due 7/15/2015                                     570          559,312
Omnicare, Inc.:
    6.75% due 12/15/2013                                 1,075          956,750
    Series OCR, 3.25% due 12/15/2035 (a)                 1,160          791,700
Tenet Healthcare Corp., 6.50% due 6/01/2012              6,420        5,553,300
US Oncology, Inc., 9% due 8/15/2012                      4,425        4,402,875
United Surgical Partners International, Inc.,
  8.875% due 5/01/2017                                   2,200        2,068,000
Universal Hospital Services, Inc.:
    8.288% due 6/01/2015 (b)                               460          432,400
    8.50% due 6/01/2015 (c)                                490          479,419
Vanguard Health Holding Co. II, LLC, 9%
  due 10/01/2014                                         2,950        2,817,250
                                                                   ------------
                                                                     19,249,956
===============================================================================
Hotels, Restaurants & Leisure -- 8.1%
American Real Estate Partners LP, 7.125%
  due 2/15/2013                                          2,115        2,009,250
Caesars Entertainment, Inc., 7.875%
  due 3/15/2010                                          2,075        1,940,125
French Lick Resorts & Casino LLC, 10.75%
  due 4/15/2014 (d)                                      1,165          704,825
Galaxy Entertainment Finance Co. Ltd. (d):
    9.829% due 12/15/2010 (b)                              425          422,875
    9.875% due 12/15/2012                                  850          845,750
Great Canadian Gaming Corp., 7.25%
  due 2/15/2015 (d)                                      2,970        2,806,650
Greektown Holdings, LLC, 10.75%
  due 12/01/2013 (d)                                       885          836,325
Harrah's Operating Co., Inc., 10.75%
  due 2/01/2018 (c)(d)                                   4,810        3,827,973
Inn of the Mountain Gods Resort & Casino,
  12% due 11/15/2010                                     2,450        2,413,250
Landry's Restaurants, Inc., 9.50%
  due 12/15/2014                                           355          342,575
Little Traverse Bay Bands of Odawa Indians,
  10.25% due 2/15/2014 (d)                               1,855        1,857,319
Penn National Gaming, Inc., 6.875%
  due 12/01/2011                                         2,950        2,802,500
Pinnacle Entertainment, Inc., 7.50%
  due 6/15/2015 (d)                                      1,990        1,532,300
San Pasqual Casino, 8% due 9/15/2013 (d)                 1,525        1,403,000
Shingle Springs Tribal Gaming Authority,
  9.375% due 6/15/2015 (d)                                 490          436,100
Station Casinos, Inc.:
    6.50% due 2/01/2014                                    715          477,263
    7.75% due 8/15/2016                                  2,400        1,998,000
    6.625% due 3/15/2018                                   215          131,688

See Notes to Financial Statements.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    7

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                          Par
Corporate Bonds                                          (000)         Value
===============================================================================
Hotels, Restaurants & Leisure (concluded)
Travelport LLC, 7.701% due 9/01/2014 (b)               $   520     $    416,000
Tropicana Entertainment LLC Series WI, 9.625%
  due 12/15/2014                                         1,900          912,000
Universal City Florida Holding Co. I, 7.989%
  due 5/01/2010 (b)                                      2,450        2,355,063
Virgin River Casino Corp., 9% due 1/15/2012              1,240          967,200
Wynn Las Vegas LLC, 6.625% due 12/01/2014                1,850        1,776,000
                                                                   ------------
                                                                     33,214,031
===============================================================================
Household Durables -- 0.9%
American Greetings Corp., 7.375%
  due 6/01/2016                                          2,350        2,320,625
Jarden Corp., 7.50% due 5/01/2017                        1,490        1,305,612
                                                                   ------------
                                                                      3,626,237
===============================================================================
IT Services -- 1.8%
First Data Corp., 9.875% due 9/24/2015 (d)               3,610        3,131,675
SunGard Data Systems, Inc.:
    9.125% due 8/15/2013                                 3,550        3,576,625
    10.25% due 8/15/2015                                   698          694,510
                                                                   ------------
                                                                      7,402,810
===============================================================================
Independent Power Producers &
Energy Traders -- 3.2%
The AES Corp., 8.75% due 5/15/2013 (d)                   1,480        1,546,600
Energy Future Holding Corp., 11.25%
  due 11/01/2017 (c)(d)                                  4,400        4,188,295
NRG Energy, Inc.:
    7.25% due 2/01/2014                                  2,325        2,269,781
    7.375% due 2/01/2016                                 2,300        2,216,625
Texas Competitive Electric Holdings Co. LLC (d):
    10.25% due 11/01/2015                                1,585        1,545,375
    10.50% due 11/01/2016 (c)                            1,500        1,409,524
                                                                   ------------
                                                                     13,176,200
===============================================================================
Insurance -- 0.7%
Alliant Holdings I, Inc., 11% due 5/01/2015 (d)          2,500        2,175,000
USI Holdings Corp., 6.94%
  due 11/15/2014 (b)(d)                                  1,000          781,250
                                                                   ------------
                                                                      2,956,250
===============================================================================
Leisure Equipment & Products -- 0.5%
Quiksilver, Inc., 6.875% due 4/15/2015                   2,600        2,054,000
===============================================================================
Machinery -- 1.6%
AGY Holding Corp., 11% due 11/15/2014 (d)                1,890        1,748,250
Accuride Corp., 8.50% due 2/01/2015                        820          639,600
RBS Global, Inc., 8.875% due 9/01/2016                     825          701,250
Terex Corp., 8% due 11/15/2017                           3,300        3,283,500
                                                                   ------------
                                                                      6,372,600
===============================================================================
Marine -- 1.2%
Navios Maritime Holdings, Inc., 9.50%
  due 12/15/2014                                           841          809,463
Teekay Shipping Corp., 8.875% due 7/15/2011              3,750        3,993,750
                                                                   ------------
                                                                      4,803,213
===============================================================================
Media -- 15.8%
Affinion Group, Inc., 11.50% due 10/15/2015              2,065        1,899,800
Allbritton Communications Co., 7.75%
  due 12/15/2012                                         2,650        2,636,750
American Media Operations, Inc.:
    Series B, 10.25% due 5/01/2009                         350          239,750
    Series B, 10.25% due 5/01/2009 (d)                      13            8,717
Barrington Broadcasting Group LLC, 10.50%
  due 8/15/2014                                          1,705        1,543,025
Bonten Media Acquisition Co., 9%
  due 6/01/2015 (c)(d)                                     750          545,351
CMP Susquehanna Corp., 9.875%
  due 5/15/2014                                          2,950        1,950,687
CSC Holdings, Inc. Series B, 7.625%
  due 4/01/2011                                          3,400        3,378,750
Cablevision Systems Corp.:
    Series B, 9.644% due 4/01/2009 (b)                     100          100,000
    Series B, 8% due 4/15/2012                             700          673,750
Cadmus Communications Corp., 8.375%
  due 6/15/2014                                          2,400        1,920,000
Charter Communications Holdings I, LLC:
    11% due 10/01/2015                                   8,435        5,842,375
Charter Communications Holdings II, LLC:
    10.25% due 9/15/2010                                 3,080        2,818,200
Dex Media West LLC, 9.875% due 8/15/2013                 2,171        1,823,640
Echostar DBS Corp., 7.125% due 2/01/2016                 1,685        1,655,512
Harland Clarke Holdings Corp.:
    7.815% due 5/15/2015 (b)                               510          330,225
    9.50% due 5/15/2015                                    620          458,800
Idearc, Inc., 8% due 11/15/2016                          2,975        1,755,250
Intelsat Corp., 9% due 6/15/2016                         1,655        1,655,000
Intelsat Subsidiary Holding Co. Ltd., 8.625%
  due 1/15/2015                                          2,820        2,820,000
Liberty Media Corp., 0.75% due 3/30/2023 (a)             1,616        1,660,440
Mediacom LLC, 9.50% due 1/15/2013                        3,675        3,215,625
Network Communications, Inc., 10.75%
  due 12/01/2013                                            35           30,800
Nielsen Finance LLC, 10% due 8/01/2014                   4,425        4,270,125
PanAmSat Corp., 9% due 8/15/2014                         1,712        1,712,000
Paxson Communications Corp., 7.508%
  due 1/15/2012 (b)(d)                                   4,475        3,714,250
R.H. Donnelley Corp.:
    8.875% due 10/15/2017 (d)                            1,100          643,500
    Series A-2, 6.875% due 1/15/2013                     2,150        1,268,500
    Series A-3, 8.875% due 1/15/2016                     1,065          633,675
Rainbow National Services LLC, 10.375%
  due 9/01/2014 (d)                                      1,912        2,036,280
Salem Communications Corp., 7.75%
  due 12/15/2010                                         3,825        3,767,625
Sirius Satellite Radio, Inc., 9.625%
  due 8/01/2013                                            775          639,375
TL Acquisitions, Inc., 10.50% due 1/15/2015 (d)          5,890        5,242,100
Windstream Regatta Holdings, Inc., 11%
  due 12/01/2017 (d)                                     1,052          820,560
Young Broadcasting, Inc., 10% due 3/01/2011              1,325          914,250
                                                                   ------------
                                                                     64,624,687
===============================================================================

See Notes to Financial Statements.


8       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                          Par
Corporate Bonds                                          (000)         Value
===============================================================================
Metals & Mining -- 5.5%
Aleris International, Inc., 9%
  due 12/15/2014 (c)                                   $ 3,680     $  2,679,337
Blaze Recycling & Metals LLC, 10.875%
  due 7/15/2012 (d)                                        300          261,000
FMG Finance Property Ltd. (d):
    10% due 9/01/2013                                      790          857,150
    10.625% due 9/01/2016                                1,910        2,167,850
Foundation PA Coal Co., 7.25% due 8/01/2014              2,925        2,895,750
Freeport-McMoRan Copper & Gold, Inc.:
    8.394% due 4/01/2015 (b)                             3,400        3,268,250
    8.375% due 4/01/2017                                 3,995        4,234,700
Indalex Holding Corp. Series B, 11.50%
  due 2/01/2014                                          1,509        1,192,110
Novelis, Inc., 7.25% due 2/15/2015                       2,975        2,677,500
Ryerson, Inc. (e):
    10.614% due 11/01/2014 (b)                             600          555,000
    12% due 11/01/2015                                   1,000          940,000
Steel Dynamics, Inc., 7.375%
  due 11/01/2012 (d)                                       770          779,625
                                                                   ------------
                                                                     22,508,272
===============================================================================
Multi-Utilities -- 0.7%
CenterPoint Energy, Inc. Series B, 3.75%
  due 5/15/2023 (a)                                      2,069        2,723,321
===============================================================================
Multiline Retail -- 0.5%
Neiman Marcus Group, Inc., 9%
  due 10/15/2015 (c)                                     2,210        2,194,821
===============================================================================
Oil, Gas & Consumable Fuels -- 4.8%
Atlas Energy Resources LLC, 10.75%
  due 2/01/2018 (d)                                        790          805,800
Berry Petroleum Co., 8.25% due 11/01/2016                  750          763,125
Chaparral Energy, Inc., 8.50% due 12/01/2015             2,300        1,955,000
Compton Petroleum Finance Corp., 7.625%
  due 12/01/2013                                         2,390        2,222,700
Copano Energy LLC, 8.125% due 3/01/2016                    980          999,600
EXCO Resources, Inc., 7.25% due 1/15/2011                4,150        3,994,375
Encore Acquisition Co., 6.25% due 4/15/2014              3,000        2,790,000
Forest Oil Corp., 7.25% due 6/15/2019 (d)                1,800        1,813,500
KCS Energy, Inc., 7.125% due 4/01/2012                     560          529,200
OPTI Canada, Inc., 8.25% due 12/15/2014 (d)              2,530        2,498,375
Sabine Pass LNG LP, 7.50% due 11/30/2016                 1,110        1,087,800
                                                                   ------------
                                                                     19,459,475
===============================================================================
Paper & Forest Products -- 5.1%
Abitibi-Consolidated, Inc.:
    6.30% due 6/15/2011 (b)                              2,925        1,521,000
    6% due 6/20/2013                                       705          363,075
    8.85% due 8/01/2030                                    290          139,200
Ainsworth Lumber Co. Ltd. (b):
    8.58% due 10/01/2010                                 2,190        1,576,800
    8.83% due 4/01/2013                                  1,140          706,800
Bowater Canada Finance Corp., 7.95%
  due 11/15/2011                                         1,185          776,175
Bowater, Inc., 5.80% due 3/15/2010 (b)                   4,075        2,954,375
Domtar Corp., 7.125% due 8/15/2015                       4,000        3,760,000
NewPage Corp.:
    10% due 5/01/2012 (d)                                3,540        3,548,850
    12% due 5/01/2013                                    1,770        1,743,450
Norske Skog Canada Ltd. Series D, 8.625%
  due 6/15/2011                                          1,315        1,101,313
Verso Paper Holdings LLC Series B, 9.125%
  due 8/01/2014                                          2,710        2,554,175
                                                                   ------------
                                                                     20,745,213
===============================================================================
Personal Products -- 0.5%
Chattem, Inc., 7% due 3/01/2014                          2,025        1,994,625
===============================================================================
Pharmaceuticals -- 1.0%
Elan Finance Plc, 7.065% due 11/15/2011 (b)              2,950        2,706,625
PTS Acquisition Corp., 9.50%
  due 4/15/2015 (c)(d)                                   1,500        1,222,500
                                                                   ------------
                                                                      3,929,125
===============================================================================
Real Estate Investment Trusts (REITs) -- 0.3%
FelCor Lodging LP, 8.50% due 6/01/2011                   1,425        1,428,562
===============================================================================
Real Estate Management &
Development -- 2.3%
Forest City Enterprises, Inc., 7.625%
  due 6/01/2015                                          4,400        4,136,000
Realogy Corp.:
    10.50% due 4/15/2014                                 2,240        1,590,400
    11% due 4/15/2014 (c)                                3,540        2,265,600
    12.375% due 4/15/2015                                2,385        1,264,050
                                                                   ------------
                                                                      9,256,050
===============================================================================
Road & Rail -- 1.0%
Avis Budget Car Rental LLC:
    5.565% due 5/15/2014 (b)                             4,150        3,340,750
    7.625% due 5/15/2014                                   875          761,250
                                                                   ------------
                                                                      4,102,000
===============================================================================
Semiconductors & Semiconductor
Equipment -- 1.5%
Amkor Technology, Inc.:
    7.75% due 5/15/2013                                    410          381,300
    9.25% due 6/01/2016                                  1,875        1,822,275
Freescale Semiconductor, Inc., 9.125%
  due 12/15/2014 (c)                                     3,470        2,637,200
Spansion, Inc., 6.201% due 6/01/2013 (b)(d)              1,800        1,314,000
                                                                   ------------
                                                                      6,154,775
===============================================================================
Software -- 0.2%
BMS Holdings, Inc., 12.40%
  due 2/15/2012 (b)(c)(d)                                1,004          727,118
===============================================================================
Specialty Retail -- 3.7%
Asbury Automotive Group, Inc., 7.625%
  due 3/15/2017                                            520          410,800
AutoNation, Inc.:
    6.258% due 4/15/2013 (b)                             4,200        3,444,000
    7% due 4/15/2014                                     1,200        1,092,000
Beverages & More, Inc., 9.25%
  due 3/01/2012 (d)                                        460          432,400
Buffets, Inc., 12.50% due 11/01/2014 (h)(i)                970           24,250
General Nutrition Centers, Inc.:
    7.199% due 3/15/2014 (c)                             2,610        2,081,475
    10.75% due 3/15/2015                                 2,100        1,706,250

See Notes to Financial Statements.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    9

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                          Par
Corporate Bonds                                          (000)         Value
===============================================================================
Specialty Retail (concluded)
Group 1 Automotive, Inc., 2.25%
  due 6/15/2036 (a)(f)                                 $ 1,340     $    871,000
Michaels Stores, Inc.:
    10% due 11/01/2014                                   2,470        2,158,162
    11.375% due 11/01/2016                               1,755        1,452,262
United Auto Group, Inc., 7.75% due 12/15/2016            1,675        1,432,125
                                                                   ------------
                                                                     15,104,724
===============================================================================
Textiles, Apparel & Luxury Goods -- 0.7%
Levi Strauss & Co., 8.875% due 4/01/2016                 2,925        2,786,062
===============================================================================
Wireless Telecommunication Services -- 5.9%
Centennial Cellular Operating Co. LLC, 10.125%
  due 6/15/2013                                          2,400        2,424,000
Centennial Communications Corp., 10.479%
  due 1/01/2013 (b)                                      2,030        1,867,600
Cricket Communications, Inc., 9.375%
  due 11/01/2014 (d)                                     1,850        1,646,500
Digicel Group Ltd. (d):
    8.875% due 1/15/2015                                 1,250        1,093,750
    9.125% due 1/15/2015 (c)                             2,987        2,547,813
FiberTower Corp., 9% due 11/15/2012 (a)                  1,000          876,250
iPCS, Inc., 5.364% due 5/01/2013 (b)                       920          736,000
MetroPCS Wireless, Inc., 9.25%
  due 11/01/2014                                         5,545        4,879,600
Nordic Telephone Co. Holdings ApS, 8.875%
  due 5/01/2016 (d)                                      3,550        3,496,750
Orascom Telecom Finance SCA, 7.875%
  due 2/08/2014 (d)                                        365          340,801
Rural Cellular Corp., 8.25% due 3/15/2012                3,900        4,017,000
                                                                   ------------
                                                                     23,926,064
-------------------------------------------------------------------------------
Total Corporate Bonds (Cost -- $490,794,032) -- 108.7%              443,350,808
===============================================================================

===============================================================================
Floating Rate Loan Interests
===============================================================================
Auto Components -- 0.1%
Allison Transmission Term Loan B, 5.92% - 7.90%
  due 8/07/2014                                            500          440,139
===============================================================================
Capital Markets -- 0.2%
Marsico Parent Company, LLC Term Loan B,
  6.188% - 7.438% due 11/14/2014                         1,000          960,000
===============================================================================
Chemicals -- 0.4%
Wellman, Inc. Second Lien Term Loan, 9.989%
  due 2/10/2010 (h)(i)                                   4,650        1,472,502
===============================================================================
Containers & Packaging -- 0.2%
Berry Plastics Corp. Term Loan B,
  11.646% - 11.97% due 6/15/2014                         1,314          919,845
===============================================================================
Health Care Providers & Services -- 0.5%
Rotech Healthcare, Inc. Term Loan B, 10.832%
  due 9/26/2011                                          2,318        2,016,494
===============================================================================
Hotels, Restaurants & Leisure -- 0.7%
Travelport, Inc. Term Loan, 11.838%
  due 3/22/2012                                          3,913        2,924,732
===============================================================================
Household Products -- 0.2%
Spectrum Brands, Inc.:
    Letter of Credit, 2.994% due 3/30/2013                  37           33,106
    Term Loan B-1, 7.065% - 8.62%
      due 3/30/2013                                        738          658,979
                                                                   ------------
                                                                        692,085
===============================================================================
IT Services -- 0.7%
Alliance Data Systems Term Loan, 8.058%
  due 12/15/2014                                         3,000        2,790,000
===============================================================================
Independent Power Producers &
Energy Traders -- 1.4%
TXU Corp.:
    Term Loan B-2, 6.478% - 6.596%
      due 10/10/2014                                       748          682,352
    Term Loan B-3, 6.478% - 6.596%
      due 10/10/2014                                     5,486        5,001,842
                                                                   ------------
                                                                      5,684,194
===============================================================================
Machinery -- 0.1%
Rexnord Corp. Payment In Kind Term Loan,
  12.131% due 3/02/2013 (c)                                571          399,930
===============================================================================
Media -- 4.1%
Affinion Group, Inc. Term Loan, 11.678%
  due 3/01/2012                                            650          533,000
Catalina Marketing Group Term Loan, 7.83%
  due 10/01/2014                                         4,000        3,480,000
Education Media and Publishing:
    First Lien Term Loan, 9.141%
      due 5/15/2009                                        515          492,614
    First Lien Term Loan B, 9.141%
      due 11/14/2014                                     3,735        3,361,364
    Second Lien Term Loan, 13.641%
      due 11/14/2014                                     8,500        7,395,000
New Vision First Lien Term Loan, 11.63%
  due 10/26/2014                                         1,750        1,470,000
                                                                   ------------
                                                                     16,731,978
===============================================================================
Oil, Gas & Consumable Fuels -- 0.3%
SandRidge Energy, Inc. Term Loan, 8.625%
  due 3/01/2015                                          1,100        1,061,500
===============================================================================
Paper & Forest Products -- 0.7%
NewPage Corp. Term Loan B, 8.688%
  due 12/07/2014                                           500          484,792
Verso Paper Holdings LLC Term Loan B, 9.489%
  due 2/01/2013                                          2,855        2,526,675
                                                                   ------------
                                                                      3,011,467
===============================================================================
Specialty Retail -- 0.2%
Michaels Stores, Inc. Term Loan B,
  5.375% - 6.0% due 10/31/2013                           1,094          939,493
-------------------------------------------------------------------------------
Total Floating Rate Loan Interests
  (Cost -- $47,511,829) -- 9.8%                                      40,044,359
===============================================================================

See Notes to Financial Statements.


10       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks (i)                                       Shares         Value
===============================================================================
Capital Markets -- 0.1%
E*Trade Financial Corp.                                108,426     $    462,979
===============================================================================
Communications Equipment -- 0.7%
Loral Space & Communications Ltd.                      123,724        3,001,544
===============================================================================
Electrical Equipment -- 0.3%
Medis Technologies Ltd.                                109,685        1,187,889
===============================================================================
Paper & Forest Products -- 0.1%
Western Forest Products, Inc.                           74,889          124,783
Western Forest Products, Inc. Restricted Shares         74,936          124,862
                                                                   ------------
                                                                        249,645
===============================================================================
Semiconductors & Semiconductor
Equipment -- 0.7%
Cypress Semiconductor Corp.                            126,527        2,750,697
-------------------------------------------------------------------------------
Total Common Stocks (Cost -- $9,591,445) -- 1.9%                      7,652,754
===============================================================================

===============================================================================
Preferred Stocks
===============================================================================
Diversified Financial Services -- 0.2%
Citigroup, Inc. Series T, 6.50% (a)                     20,000          995,000
===============================================================================
Oil, Gas & Consumable Fuels -- 0.9%
EXCO Resources, Inc., 7% (a)                                63          693,000
EXCO Resources, Inc., 11%                                  259        2,849,000
                                                                   ------------
                                                                      3,542,000
-------------------------------------------------------------------------------
Total Preferred Stocks (Cost -- $4,220,000) -- 1.1%                   4,537,000
===============================================================================

Warrants (e)
===============================================================================
Health Care Providers & Services -- 0.0%
HealthSouth Corp. (expires 1/16/2014)                   52,465           13,116
===============================================================================
Paper & Forest Products -- 0.0%
MDP Acquisitions Plc (expires 10/01/2013)                1,100          142,527
===============================================================================
Wireless Telecommunication Services -- 0.2%
American Tower Corp. (expires 8/01/2008)                 1,350          729,000
-------------------------------------------------------------------------------
Total Warrants (Cost -- $87,831) -- 0.2%                                884,643
===============================================================================

===============================================================================
                                                    Beneficial
                                                      Interest
Other Interests (g)                                      (000)
===============================================================================
Media -- 0.0%
Adelphia Escrow                                        $ 1,250              125
Adelphia Recovery Trust                                  1,568            6,271
-------------------------------------------------------------------------------
Total Other Interests (Cost -- $5,125) -- 0.0%                            6,396
===============================================================================
Total Investments (Cost -- $552,210,262*) -- 121.7%                 496,475,960

Liabilities in Excess of Other Assets -- (21.7%)                    (88,360,381)
                                                                   ------------
Net Assets -- 100.0%                                               $408,115,579
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 552,929,402
                                                                  =============
      Gross unrealized appreciation ..........................    $   4,342,604
      Gross unrealized depreciation ..........................      (60,790,756)
                                                                  -------------
      Net unrealized depreciation ............................    $ (56,448,152)
                                                                  =============

(a)   Convertible security.
(b)   Floating rate note. Rate is as of report date.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d) Security exempt from resignation under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, those securities are not considered to be illiquid.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h)   Issuer filed for bankruptcy or is in default of interest payments.
(i)   Non-income producing security.
o Investments in companies considered to be an affiliate of the Fund for purposes of section 2(a)(3) of the Investment Company Act of 1940 were as follows:

      --------------------------------------------------------------------------
                                                             Net
                                                           Activity     Interest
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $(2,835)     $68,956
      --------------------------------------------------------------------------

See Notes to Financial Statements.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    11

Schedule of Investments (concluded)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Swaps outstanding as of February 29, 2008 were as follows:

      --------------------------------------------------------------------------
                                                       Notional
                                                        Amount       Unrealized
                                                        (000)       Depreciation
      --------------------------------------------------------------------------
      Sold credit default protection on Ford
        Motor Co. and receive 3.80%

      Broker, JPMorgan Chase
        Expires March 2010                          $     4,750     $  (494,779)

      Sold credit default protection on Ford
        Motor Co. and receive 3.80%

      Broker, UBS Warburg
        Expires March 2010                          $     1,480        (154,163)

      Sold credit default protection on Ford
        Motor Co. and receive 5.00%

      Broker, Goldman Sachs & Co.
        Expires, June 2010                          $     5,920        (538,578)
      --------------------------------------------------------------------------
      Total                                                         $(1,187,520)
                                                                    ===========

See Notes to Financial Statements.


12       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments at value -- unaffiliated
  (identified cost -- $552,210,262) ..........................    $ 496,475,960
Cash .........................................................        9,337,600
Interest receivable ..........................................       11,594,029
Investments sold receivable ..................................        2,149,765
Swaps receivable .............................................          108,027
Dividends receivable .........................................           19,704
Prepaid expenses and other assets ............................           96,608
                                                                  -------------
Total assets .................................................      519,781,693
                                                                  -------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Loan payable .................................................      106,700,000
Unrealized depreciation on swaps .............................        1,187,520
Investments purchased payable ................................        3,217,500
Investment advisory fees payable .............................          266,253
Income dividends payable .....................................          131,233
Interest expense and fees payable ............................           79,936
Directors' fees payable ......................................            5,593
Other affiliates payable .....................................            3,241
Other accrued expenses payable ...............................           74,838
                                                                  -------------
Total liabilities ............................................      111,666,114
                                                                  -------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ...................................................    $ 408,115,579
                                                                  =============

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Common Stock, $.10 par value (32,944,087 shares issued
  and outstanding) ...........................................    $   3,294,409
Paid-in capital in excess of par .............................      466,525,752
Undistributed net investment income ..........................        3,407,857
Accumulated net realized loss ................................       (8,190,617)
Net unrealized depreciation ..................................      (56,921,822)
                                                                  -------------
Net Assets, $12.39 net asset value per share of Common Stock .    $ 408,115,579
                                                                  =============

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest (including $68,956 from affiliates) .................    $  24,691,296
Dividends ....................................................          235,375
Other ........................................................           50,619
                                                                  -------------
Total income .................................................       24,977,290
                                                                  -------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory ..........................................        1,676,872
Borrowing costs ..............................................          124,345
Accounting services ..........................................           63,655
Professional fees ............................................           46,825
Transfer agent ...............................................           31,811
Printing .....................................................           21,680
Custodian ....................................................           13,012
Directors ....................................................           12,173
Registration .................................................            5,622
Miscellaneous ................................................           40,951
                                                                  -------------
Total expenses excluding interest expense ....................        2,036,946
Interest expense .............................................        3,264,104
                                                                  -------------
Total expenses ...............................................        5,301,050
                                                                  -------------
Net investment income ........................................       19,676,240
                                                                  -------------

===============================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) from:
  Investments ................................................       (9,380,088)
  Swaps ......................................................          267,850
                                                                  -------------
                                                                     (9,112,238)
                                                                  -------------
Net change in unrealized appreciation/depreciation on:
  Investments ................................................      (37,246,833)
  Swaps ......................................................         (494,666)
                                                                  -------------
                                                                    (37,741,499)
                                                                  -------------
Total realized and unrealized loss ...........................      (46,853,737)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations .........    $ (27,177,497)
                                                                  =============

See Notes to Financial Statements.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    13

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                     Months Ended        For the
                                                                                                     February 29,       Year Ended
                                                                                                         2008           August 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $  19,676,240     $  39,686,156
Net realized gain (loss) .......................................................................       (9,112,238)        8,111,952
Net change in unrealized depreciation ..........................................................      (37,741,499)      (18,985,516)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (27,177,497)       28,812,592
                                                                                                    -------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................      (19,766,452)      (37,556,259)
Net realized gain ..............................................................................         (650,020)               --
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..............      (20,416,472)      (37,556,259)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (47,593,969)       (8,743,667)
Beginning of period ............................................................................      455,709,548       464,453,215
                                                                                                    -------------------------------
End of period ..................................................................................    $ 408,115,579     $ 455,709,548
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $   3,407,857     $   3,498,069
                                                                                                    ===============================

See Notes to Financial Statements.


14       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Statement of Cash Flows

For the Six Months Ended February 29, 2008 (Unaudited)
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations .............................................................    $ (27,177,497)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net decrease in receivables ......................................................................................          634,229
Net decrease in other liabilities ................................................................................         (248,629)
Net realized and unrealized loss .................................................................................       47,328,516
Net amortization of premium and discount .........................................................................          (90,894)
Net paid-in-kind income ..........................................................................................           88,082
Proceeds from sales and paydowns of long-term securities .........................................................      149,730,954
Purchases of long-term securities ................................................................................     (122,373,303)
Proceeds from sales of short-term investments ....................................................................        2,834,839
                                                                                                                      -------------
Net cash provided by operating activities ........................................................................       50,726,297
                                                                                                                      -------------
===================================================================================================================================
Cash Used for Financing
-----------------------------------------------------------------------------------------------------------------------------------
Cash receipts from loan ..........................................................................................       85,000,000
Cash payments on loan ............................................................................................     (106,000,000)
Cash dividends paid ..............................................................................................      (20,435,149)
                                                                                                                      -------------
Net cash used for financing activities ...........................................................................      (41,435,149)
                                                                                                                      -------------
===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in cash .............................................................................................        9,291,148
Cash at beginning of period ......................................................................................           46,452
                                                                                                                      -------------
Net cash at end of period ........................................................................................    $   9,337,600
                                                                                                                      =============
===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
Cash paid during the period for interest .........................................................................    $   3,387,165
                                                                                                                      =============

See Notes to Financial Statements.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    15

Financial Highlights

                                                               For the Six
                                                               Months Ended                    For the Year Ended
                                                               February 29,                        August 31,
                                                                  2008        ----------------------------------------------------
                                                               (Unaudited)       2007       2006       2005       2004      2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $  13.83      $  14.10   $  15.19   $  16.15   $  14.90   $  12.54
                                                                ------------------------------------------------------------------
Net investment income .......................................        .60 1        1.20 1     1.22 1     1.47 1     1.67 1     1.68
Net realized and unrealized gain (loss) .....................      (1.42)         (.33)      (.50)       .19       1.27       2.37
                                                                ------------------------------------------------------------------
Net increase (decrease) from investment operations ..........       (.82)          .87        .72       1.66       2.94       4.05
                                                                ------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...................................       (.60)        (1.14)     (1.25)     (1.64)     (1.63)     (1.69)
    Net realized gain .......................................       (.02)           --       (.56)      (.98)      (.06)        --
                                                                ------------------------------------------------------------------
Total dividends and distributions ...........................       (.62)        (1.14)     (1.81)     (2.62)     (1.69)     (1.69)
                                                                ------------------------------------------------------------------
Capital charges with respect to issuance of Common Stock ....         --            --         --         --         --         -- 2
                                                                ------------------------------------------------------------------
Net asset value, end of period ..............................   $  12.39      $  13.83   $  14.10   $  15.19   $  16.15   $  14.90
                                                                ==================================================================
Market price, end of period .................................   $  11.25      $  12.24   $  12.81   $  15.04   $  15.44   $  14.47
                                                                ==================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ....................................      (5.65%) 4      6.76%      6.37%     11.03%     20.92% 5   34.62%
                                                                ==================================================================
Based on market price .......................................      (3.20%) 4      4.00%     (2.40%)    14.99%     19.04%     31.16%
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding interest expense ..................        .93% 6        .99%       .98%       .97%       .97%      1.05%
                                                                ==================================================================
Total expenses ..............................................       2.41% 6       3.20%      2.87%      1.99%      1.46%      1.52%
                                                                ==================================================================
Net investment income .......................................       8.94% 6       8.23%      8.49%      9.38%     10.52%     12.22%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .............................   $408,116      $455,710   $464,453   $500,303   $528,498   $487,545
                                                                ==================================================================
Portfolio turnover ..........................................         22%           51%        64%        48%        82%        84%
                                                                ==================================================================
Amount of loan outstanding, end of period (000) .............   $106,700      $127,700   $200,100   $188,500   $199,700   $170,700
                                                                ==================================================================
Average amount of loan outstanding during the period (000) ..   $121,440      $188,373   $183,484   $184,650   $180,502   $ 93,361
                                                                ==================================================================
Asset coverage, end of period, per $1,000 of loan outstanding   $  4,825      $  4,569   $  3,321   $  3,654   $  3,646   $  3,856
                                                                ==================================================================

1     Based on average shares outstanding.
2     Amount is less than $.01 per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially dif ferent returns. Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Fund Asset Management, L.P. (an affiliate) reimbursed the Fund for the difference in value of unregistered securities sold by the Fund and the same security of the issuer that had been registered for resale, which had no impact on the total investment return.
6     Annualized.

See Notes to Financial Statements.


16       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Corporate High Yield Fund V, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund values most of its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the super-vision of the Fund's Board of Directors (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Floating rate loans are valued in accordance with guidelines established by the Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from Loan Pricing Corporation ("LPC"). For the limited number of floating rate loans for which no reliable price quotes are available, such floating rate loans may be valued by LPC through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loan at fair value, which is intended to approximate market value.

Equity investments traded on a national securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter ("OTC") markets for which market quotations are readily available are valued at the last available bid price.

Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded as gains or losses. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    17

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer's option. The Fund may invest in such loans in the form of participations in loans ("Participations") and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund's investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: The Fund may invest in Preferred Stocks. Preferred Stock has a preference over Common Stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of Preferred Stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible Preferred Stock generally also reflects some element of conversion value. Because Preferred Stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a Preferred Stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, Preferred Stock dividends are payable only if declared by the issuer's board of directors. Preferred Stock also may be subject to optional or mandatory redemption provisions.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Credit default swaps -- The Fund may invest in credit default swaps, which are OTC contracts in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks arise from the possible inability of the counterparties to meet the terms of their contracts. The Fund is exposed to credit loss in the event of non-performance by the other party to the swap.

      The Fund may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund's exposure to interest rate risk.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended August 31, 2004 through August 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.


18       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Recent accounting pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Fund segregate assets in connection with certain investments (e.g., swaps), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan:
Under the deferred compensation plan approved by the Fund's Board, non-interested Directors ("Independent Directors") defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of the other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds. The deferred compensation, if any, is included in other assets in the Statement of Assets and Liabilities.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Advisor to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.60% of the average daily value of the Fund's net assets plus the proceeds of any outstanding principal borrowed.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended February 29, 2008, the Fund reimbursed the Advisor $3,780 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    19

Notes to Financial Statements (concluded)

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended February 29, 2008 were $124,554,053 and $150,073,744, respectively.

4. Capital Share Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $0.10 per share, all of which were initially classified as Common Stock. The Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended February 29, 2008 and year ended August 31, 2007 remained constant.

5. Short-Term Borrowings:

The Fund is a party to a revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp"), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the "Lenders"). On May 16, 2007, the agreement was renewed for one year and has a maximum limit of $240,000,000. Under the Citicorp administered program, the conduits will fund advances to the Fund through highly rated commercial paper. The Fund has granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on the Fund borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addition, the Fund pays a liquidity fee to the secondary backstop lenders and the agent. The weighted average annual interest rate was 5.35% for the six months ended February 29, 2008.

6. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $0.100000 per share on March 31, 2008 to shareholders of record on March 14, 2008.


20       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

Computershare Trust Company, N.A.
Providence, RI 02940

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    21

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock's website, which can be accessed at http://www.blackrock.com. This reference to BlackRock's website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock's website into this report.


22       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


       BLACKROCK CORPORATE HIGH YIELD FUND V, INC.       FEBRUARY 29, 2008    23

This report is transmitted to shareholders only. It is not a prospectus. The Fund has leveraged its Common Stock, which leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Corporate High Yield Fund V, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                      #COYV-2/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund V, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: April 23, 2008